CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Common Stock [Member]		Additional paid-in capital [Member]		Retained earnings [Member]	Accumulated other comprehensive income (loss), net [Member] [1]	Capital fund related to non-controlling interest [Member]	Treasury shares [Member]	Total
Balance at Dec. 31, 2020		$ 371		$ 160,083		$ 370,830	$ 1,083	$ (5,587)	$ (39,430)	$ 487,350
Balance, shares at Dec. 31, 2020		34,437,296
Other comprehensive income (loss)		$ 0		0		0	(1,787)	0	0	(1,787)
Net income (loss) attributable to controlling interest		0		0		18,966	0	0	0	18,966
Equity-based compensation expense	[2]	0		1,846		0	0	0	0	1,846
Adjustment to redemption value of the non-controlling interest		0		0		(1,399)	0	0	0	(1,399)
Dividend paid		0		0		(10,681)	0	0	0	(10,681)
Cashless exercise of options and RSUs			[3]		[3]	0	0	0	0	0
Cashless exercise of options and RSUs, Shares		35,774
Balance at Dec. 31, 2021		$ 371		161,929		377,716	(704)	(5,587)	(39,430)	494,295
Balance, shares at Dec. 31, 2021		34,473,070
Other comprehensive income (loss)		$ 0		0		0	(8,874)	0	0	(8,874)
Net income (loss) attributable to controlling interest		0		0		(57,054)	0	0	0	(57,054)
Equity-based compensation expense	[2]	0		1,502		0	0	0	0	1,502
Adjustment to redemption value of the non-controlling interest		0		0		(198)	0	0	0	(198)
Dividend paid		0		0		(8,625)	0	0	0	(8,625)
Cashless exercise of options and RSUs			[3]		[3]	0	0	0	0	0
Cashless exercise of options and RSUs, Shares		34,233
Balance at Dec. 31, 2022		$ 371		163,431		311,839	(9,578)	(5,587)	(39,430)	$ 421,046
Balance, shares at Dec. 31, 2022		34,507,303								34,507,303
Other comprehensive income (loss)		$ 0		0		0	1,176	0	0	$ 1,176
Net income (loss) attributable to controlling interest		0		0		(107,656)	0	0	0	(107,656)
Equity-based compensation expense	[2]	0		1,025		0	0	0	0	1,025
Adjustment to redemption value of the non-controlling interest		0		0		(532)	0	0	0	(532)
Cashless exercise of options and RSUs			[3]		[3]	0	0	0	0	0
Cashless exercise of options and RSUs, Shares		25,149
Balance at Dec. 31, 2023		$ 371		$ 164,456		$ 203,651	$ (8,402)	$ (5,587)	$ (39,430)	$ 315,059
Balance, shares at Dec. 31, 2023		34,532,452								34,532,452

[1]	Accumulated other comprehensive income (loss), net, comprised of foreign currency translation, hedging transactions and marketable securities.
[2]	See also Note 13.
[3]	Less than $1.